Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Supplemental Cash Flow Information
Trade accounts receivable	$ (6,051)	$ (1,624)	$ (9,170)	$ (4,544)
Other accounts receivable	(1,742)	2,532	(2,782)	2,349
Prepaid expenses and other	2,198	(286)	(1,542)	493
Inventory	385	(18)	365	36
Accounts payable	(367)	(293)	659	(1,135)
Accrued liabilities	782	(1,783)	2,431	(3,862)
Income taxes payable	(752)	(296)	(1,469)	127
Operating leases	(99)	(44)	(118)	(153)
Deferred revenue	10,260	2,794	15,856	7,411
Increase (Decrease) in Operating Capital, Total	$ 4,614	$ 982	$ 4,230	$ 722